RELATED PARTY TRANSACTIONS - Summary of Net Amounts Earned (Incurred) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	$ 3,420	$ 6,057	$ 460
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	3,473	1,552	(1,226)
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	6,671	9,387	1,246
Seatankers Management Norge AS [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	767	919	(89)
Arcadia Petroleum [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	0	929	31
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	470	656	84
Archer Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	238	235	40
Flex LNG [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	4,432	1,204	0
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	67	130	32
North Atlantic Drilling Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	37	48	16
Frontline Companies [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	$ 0	$ 0	$ (9,562)